BALANCE SHEETS (USD $)	Mar. 31, 2012	Mar. 31, 2011
ASSETS
Cash and cash equivalents	$ 4,880,195	$ 5,463,659
Other assets	14,400	75,938
Assets	4,894,595	5,539,597
LIABILITIES
Accounts payable and accrued expenses	29,746	112,546
Accounts payable - affiliates	24,351,080	24,721,709
Capital contributions payable	91,360	93,144
Liabilities	24,472,186	24,927,399
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(17,526,537)	(17,338,646)
General partner	(2,051,054)	(2,049,156)
Partners' capital (deficit)	(19,577,591)	(19,387,802)
Liabilities and Stockholders' Equity	4,894,595	5,539,597
Series Fifteen [Member]
ASSETS
Cash and cash equivalents	198,803	299,446
Other assets	0	69,038
Assets	198,803	368,484
LIABILITIES
Accounts payable and accrued expenses	1,246	38,746
Accounts payable - affiliates	3,805,724	4,071,131
Capital contributions payable	0	0
Liabilities	3,806,970	4,109,877
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(3,249,896)	(3,381,790)
General partner	(358,271)	(359,603)
Partners' capital (deficit)	(3,608,167)	(3,741,393)
Liabilities and Stockholders' Equity	198,803	368,484
Series Sixteen [Member]
ASSETS
Cash and cash equivalents	360,565	416,806
Other assets	0	2,500
Assets	360,565	419,306
LIABILITIES
Accounts payable and accrued expenses	5,000	12,500
Accounts payable - affiliates	8,521,279	8,404,538
Capital contributions payable	50,008	51,792
Liabilities	8,576,287	8,468,830
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(7,666,956)	(7,502,420)
General partner	(548,766)	(547,104)
Partners' capital (deficit)	(8,215,722)	(8,049,524)
Liabilities and Stockholders' Equity	360,565	419,306
Series Seventeen [Member]
ASSETS
Cash and cash equivalents	344,436	328,413
Other assets	4,400	4,400
Assets	348,836	332,813
LIABILITIES
Accounts payable and accrued expenses	18,500	48,500
Accounts payable - affiliates	7,003,068	6,931,537
Capital contributions payable	22,798	22,798
Liabilities	7,044,366	7,002,835
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(6,207,797)	(6,182,544)
General partner	(487,733)	(487,478)
Partners' capital (deficit)	(6,695,530)	(6,670,022)
Liabilities and Stockholders' Equity	348,836	332,813
Series Eighteen [Member]
ASSETS
Cash and cash equivalents	164,525	293,045
Other assets	10,000	0
Assets	174,525	293,045
LIABILITIES
Accounts payable and accrued expenses	5,000	0
Accounts payable - affiliates	5,021,009	5,314,503
Capital contributions payable	18,554	18,554
Liabilities	5,044,563	5,333,057
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(4,511,110)	(4,679,384)
General partner	(358,928)	(360,628)
Partners' capital (deficit)	(4,870,038)	(5,040,012)
Liabilities and Stockholders' Equity	174,525	293,045
Series Nineteen [Member]
ASSETS
Cash and cash equivalents	3,811,866	4,125,949
Other assets	0	0
Assets	3,811,866	4,125,949
LIABILITIES
Accounts payable and accrued expenses	0	12,800
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
Liabilities	0	12,800
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	4,109,222	4,407,492
General partner	(297,356)	(294,343)
Partners' capital (deficit)	3,811,866	4,113,149
Liabilities and Stockholders' Equity	$ 3,811,866	$ 4,125,949